Accounts receivable and other receivables	12 Months Ended
Mar. 29, 2025
Receivables [Abstract]
Accounts receivable and other receivables
3.	Accounts receivable and other receivables:
Accounts receivable, net of allowance for credit losses, at March 29, 2025 and March 30, 2024 consist of the following:

	As of
	March 29, 2025	March 30, 2024
	(In thousands)
Customer trade receivables	$3,886	$4,992
Other receivables	2,722	3,463

	$6,608	$8,455

Continuity of the allowance for doubtful accounts is as follows (in thousands):

Balance March 26, 2022	$1,209
Provision for credit losses	538
Net write offs	(493)

Balance March 25, 2023	$1,254
Provision for credit losses	555
Net write offs	(433)

Balance March 30, 2024	$1,376
Provision for credit losses	122
Net write offs	(501)

Balance March 29, 2025	$997

Other receivables mainly relate to receivables from wholesale revenue and tenant allowances receivable from certain landlords.
Certain sales plans relating to customers’ use of Birks credit cards provide for revolving lines of credit and/or installment plans under which the payment terms exceed one year. The receivables repayable within a timeframe exceeding one year included under such plans amounted to approximately $1.1 million and $1.6 million at March 29, 2025 and March 30, 2024, respectively, which are not included in customer trade receivables outlined above and are included in long-term receivables on the Company’s balance sheet.
The following table disaggregates the Company’s accounts receivables and other receivables and long-term receivables excluding the allowance for doubtful accounts as at March 29, 2025:

	Current	1 – 30 days past due	31 – 60 days past due	61 – 90 days past due	Greater than 90 days past due	Total
Customer in-house receivables	$4,678	$107	$64	$43	$1,076	$5,968
Other receivables	1.401	218	38	31	1,034	2,722

	$6,079	$325	$102	$74	$2,110	$8,690

The following table disaggregates the Company’s accounts receivables and other receivables and long-term receivables excluding the allowance for doubtful accounts as at March 30, 2024:

	Current	1 – 30 days past due	31 – 60 days past due	61 – 90 days past due	Greater than 90 days past due	Total
Customer in-house receivables	$5,555	$486	$83	$101	$1,550	$7,775
Other receivables	872	1,369	363	226	797	3,627

	$6,427	$1,855	$446	$327	$2,347	$11,402